Revision of Prior Year Financial Statements - Schedule of Revised Prior Period Balances (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Current liabilities	$ 1,059,000		$ 1,289,785	$ 14,178,229
Total liabilities	21,370,000		19,586,000
Additional paid-in capital	70,679,000		59,141,404	19,235,512
Accumulated deficit	(81,989,000)		(70,338,126)	(57,100,511)
Total stockholders' deficit	(11,303,000)		(11,189,953)	(37,864,463)	$ (34,195,637)
Liabilities and stockholders' deficit	10,067,000		8,395,925	1,586,691
Other income (expense)		$ (8,000)	(3,948,578)	(1,965)
Net loss	$ (11,651,000)	$ (834,000)	$ (13,237,616)	$ (3,707,243)
Basic and diluted net loss per common share	$ (1.67)	$ (1.56)	$ (10.42)	$ (6.92)
Series A Warrant Liability [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability	$ 3,582,000		$ 857,362
Series B Warrant Liability [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability	$ 14,180,000		17,438,731
Previously reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Current liabilities			1,290,000
Total liabilities			18,729,000
Additional paid-in capital			60,636,000
Accumulated deficit			(70,975,000)
Total stockholders' deficit			(10,330,000)
Liabilities and stockholders' deficit			8,396,000
Other income (expense)			(4,585,000)
Net loss			$ (13,875,000)
Basic and diluted net loss per common share			$ (10.92)
Previously reported [Member] | Series B Warrant Liability [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability			$ 17,439,000
Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total liabilities			857,000
Additional paid-in capital			(1,494,000)
Accumulated deficit			637,000
Total stockholders' deficit			(857,000)
Other income (expense)			637,000
Net loss			$ 637,000
Basic and diluted net loss per common share			$ 0.50
Adjustment [Member] | Series A Warrant Liability [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability			$ 857,000